Note 32 - Independent auditor fees - Fees Accrued for Professional Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PwC [member]
Disclosure of detailed information about auditors remuneration
Audit fees	$ 3,879		$ 4,386
Audit-related fees	255		273
Tax fees	18		148
All other fees	2		14
Total	4,154		$ 4,821
FM [member]
Disclosure of detailed information about auditors remuneration
Audit fees	1,497
Audit-related fees	25
Tax fees
All other fees
Total	$ 1,522
EY [member]
Disclosure of detailed information about auditors remuneration
Audit fees		$ 4,569
Audit-related fees		51
Tax fees		78
All other fees
Total		$ 4,698